UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     May 04, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $33,022 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     2134   204000 SH       SOLE                   198000        0     6000
ASSISTED LIVING CONCPT NEV N   CL A             04544X102       39     2840 SH       SOLE                        0        0     2840
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     3884   208718 SH       SOLE                   196618        0    12100
CACI INTL INC                  CL A             127190304     3055    83713 SH       SOLE                    80713        0     3000
CARMAX INC                     COM              143130102      980    78800 SH       SOLE                    78800        0        0
CELGENE CORP                   COM              151020104     1972    44415 SH       SOLE                    42415        0     2000
DTS INC                        COM              23335C101      120     5000 SH       SOLE                        0        0     5000
HAYNES INTERNATIONAL INC       COM NEW          420877201       29     1650 SH       SOLE                        0        0     1650
HECKMANN CORP                  COM              422680108      315    65367 SH       SOLE                    65367        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1118   223123 SH       SOLE                   223123        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     6680   760851 SH       SOLE                   760851        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206      180    20000 SH       SOLE                        0        0    20000
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      368  1364299 SH       SOLE                  1364299        0        0
LINCOLN EDL SVCS CORP          COM              533535100     2551   139258 SH       SOLE                   134258        0     5000
NBTY INC                       COM              628782104     1197    85000 SH       SOLE                    85000        0        0
PHI INC                        COM NON VTG      69336T205      420    42101 SH       SOLE                    39401        0     2700
REIS INC                       COM              75936P105      282    86709 SH       SOLE                    86709        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104      900   158447 SH       SOLE                   146447        0    12000
SAPIENT CORP                   COM              803062108     2037   455721 SH       SOLE                   440721        0    15000
SL GREEN RLTY CORP             COM              78440X101     1541   142700 SH       SOLE                   136700        0     6000
SMART BALANCE INC              COM              83169Y108       65    10800 SH       SOLE                        0        0    10800
VARIAN MED SYS INC             COM              92220P105     1006    33046 SH       SOLE                    33046        0        0
WESTERN UN CO                  COM              959802109     2121   168753 SH       SOLE                   158753        0    10000
WYNDHAM WORLDWIDE CORP         COM              98310W108       28     6700 SH       SOLE                        0        0     6700